Cover Page	3 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	LIONS GATE ENTERTAINMENT CORP /CN/
Entity Central Index Key	0000929351
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	7812
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	250 Howe Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3R8
Business Contact
Document Information [Line Items]
Contact Personnel Name	Bruce Tobey
Entity Address, Address Line One	2700 Colorado Avenue
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
City Area Code	877
Local Phone Number	848-3866
LIONSGATE STUDIOS
Document Information [Line Items]
Entity Registrant Name	LIONSGATE STUDIOS HOLDING CORP.
Entity Central Index Key	0002040106
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	7812
Entity Address, Address Line One	250 Howe Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3R8